Barry Pershkow Partner	Chapman and Cutler LLP 1717 Rhode Island Avenue NW Washington, DC 20036-3026 Tel: 202.478.6492 pershkow@chapman.com

June 26, 2023

FILED VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street NE

Washington, DC. 20549

Re:	Volatility Shares Trust (the “Registrant”)
File Nos. 333-263619; 811-23785

Staff of the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), we hereby certify on behalf of the Registrant, that (i) the forms of the Prospectuses and Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 13 under the 1933 Act and Amendment No. 15 under the Investment Company Act to the Registrant’s registration statement on Form N-1A (the “Amendment”); and (ii) the text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission via EDGAR on June 23, 2023.

If you have any questions or comments in connection with the foregoing, please contact the undersigned at (202) 478-6492.

Sincerely,

/s/ Barry Pershkow

Barry Pershkow